Capital (Tables)	12 Months Ended
Dec. 31, 2024
Asset management business
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2024 $m	2023 $m
Balance at 1 Jan	497	466
Gains during the year	204	254
Movement in capital requirement	8	(20)
Capital injection	6	3
Distributions made to the parent company	(197)	(205)
Exchange and other movements	(18)	(1)
Balance at 31 Dec	500	497